Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
Schedule Of Stock By Class [Text Block]
The authorized common stock of the Company is 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 10, 2012, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 13, 2013. At December 31, 2012, the number of shares of common stock placed under the control of the directors, amounted to:	19,166,048

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2012		2011		2010
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	-	-	-	-	773	18,140,000

	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	33	945,641	33	889,593	26	823,411

	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	7	132,978	20	99,747	12	-

	E Shares of common stock cancelled - Izingwe Holdings	-	(350,000)	-	(70,000)	-	(280,000)

	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	7	172,149	7	156,958	10	230,921
		47	900,768	60	1,076,298	821	18,914,332

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		615,210		922,328		708,872